Foreign Exchange Transactions, net (Tables)	12 Months Ended
Dec. 31, 2018
Foreign Exchange Transactions, net
Schedule of foreign exchange transactions, net

	2016	2017	2018
	MCh$	MCh$	MCh$
Gain (loss) from accounting hedges	(90,370)	(64,135)	118,690
Translation difference, net	(6,074)	(7,221)	9,609
Indexed foreign currency	108,849	176,231	(125,598)
Total	12,405	104,875	2,701